Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of initial fixed $100 investment based on:
Year	Summary compensation table total for PEO(1)	Compensation actually paid to PEO(2)	Average summary compensation table total for non-PEO NEOs(3)	Average compensation actually paid to non-PEO NEOs (4)	Total shareholder return(5)	Peer group total shareholder return(6)	Net income	Adjusted net operating income(7)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$2,702,743	$2,247,845	$1,494,700	$1,320,528	$156	$182	$43,085,548	$41,434,000
2022	$3,999,171	$4,091,451	$1,268,100	$1,308,631	$168	$132	$36,870,762	$60,352,296
2021	$3,147,029	$4,738,862	$1,293,100	$1,933,397	$167	$170	$75,589,539	$83,680,496
2020	$1,425,774	$1,877,746	$1,043,100	$1,209,580	$115	$134	$38,165,138	$47,974,867

Company Selected Measure Name	adjusted net operating income
Named Executive Officers, Footnote	The dollar amounts in column (b) are the amounts reported in the “Total” column of the SCT for the Company’s principal executive officer (“PEO”), Ms. Brilliant, for each applicable year. Ms. Brilliant was the only PEO for each year reported in this table.The dollar amounts in column (d) represent the average of the amounts reported in the “Total” column of the SCT for the NEOs as a group (excluding the PEO) for each applicable year. Mr. Line, the Company’s principal financial officer, was its only non-PEO NEO for 2020, 2021, and 2022. Mr. Line and Ms. Quinif were the Company’s non-PEO NEOs for 2023.
Peer Group Issuers, Footnote	The dollar amounts in column (g) represent the weighted peer group TSR, weighted according to the respective company’s stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Russell 2000 Asset Managers & Custodians (“R2000 A&C Index”), which is comprised of the Asset Managers & Custodians subsector of the Russell 2000 Index. The R2000 A&C Index used to calculate the returns includes the following companies:

AlTi Global, Inc.(j)	Cowen Inc.	Patria Investments Ltd.(j)
Altisource Portfolio Solutions S.A.	Diamond Hill Investment Group, Inc.	Perella Weinberg Partners
Ares Management Corporation	Federated Hermes, Inc.	PJT Partners, Inc.
Arlington Asset Investment Corp.	Focus Financial Partners, Inc.	Pzena Investment Management, Inc.
Artisan Partners Asset Management, Inc.	GAMCO Investors, Inc.	Sculptor Capital Management, Inc.
Ashford Inc.	GCM Grosvenor, Inc.	Silvercrest Asset Management Group Inc.
AssetMark Financial Holdings, Inc.	Greenhill & Co., Inc.	StepStone Group, Inc.
Associated Capital Group, Inc.	Hamilton Lane Incorporated	Victory Capital Holdings, Inc.
Avantax, Inc.	Manning & Napier, Inc.	Virtus Investment Partners, Inc.
B. Riley Financial, Inc.	MMA Capital Holdings, Inc.	Waddell & Reed Financial, Inc.
BrightSphere Investment Group, Inc.	Morgan Group Holding Co.	Westwood Holdings Group, Inc.
Brookfield Business Corp.	Oppenheimer Holdings Inc.	WisdomTree, Inc.
Cohen & Steers, Inc.	P10, Inc.(j)

(j) Added to the R2000 A&C Index in 2023.
Financial Engines, Inc. and Medley Management, Inc. were removed from the R2000 A&C Index in 2023.

PEO Total Compensation Amount	$ 2,702,743	$ 3,999,171	$ 3,147,029	$ 1,425,774
PEO Actually Paid Compensation Amount	$ 2,247,845	4,091,451	4,738,862	1,877,746
Adjustment To PEO Compensation, Footnote	The dollar amounts in column (c) represent the CAP to the PEO. The determination of CAP in accordance with Item 402(v) of Regulation S-K requires the following adjustments to the amounts reported in the “Total” column of the SCT:

	2023	2022	2021	2020
Average SCT total	$2,702,743	$3,999,171	$3,147,029	$1,425,774

Less stock awards per SCT(i)	(750,000)	(1,650,000)	(1,300,000)	(380,000)
Equity award adjustments(ii):
Year end fair value of equity awards granted in the year and unvested at year end(iii)	648,782	785,225	373,504	—
Year over year change in fair value of outstanding and unvested equity awards(iv)	(488,761)	(211,729)	976,486	191,344
Fair value as of vesting date of equity awards granted and vested in the year(v)	—	900,000	1,000,000	380,000
Year over year change in fair value of equity awards granted in prior years that vested in the year(vi)	(42,474)	(4,525)	—	—
Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation(vii)	177,555	273,309	541,843	260,628

CAP to the PEO	$2,247,845	$4,091,451	$4,738,862	$1,877,746
(i) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column of the SCT.
(ii) The relevant required equity award adjustments for each year presented include the addition or subtraction, as applicable, of the following:
(iii) The year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of that year;
(iv) The amount of change as of the end of the applicable year (from the end of the prior year) in fair value of any equity awards granted in prior years that are outstanding and unvested as of the end of the applicable year;
(v) For equity awards that are granted and vest in same applicable year, the fair value as of the vesting date;
(vi) For equity awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior year) in fair value; and
(vii) The dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 1,494,700	1,268,100	1,293,100	1,043,100
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,320,528	1,308,631	1,933,397	1,209,580
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts in column (e) represent the CAP to the non-PEO NEOs. The determination of CAP in accordance with Item 402(v) of Regulation S-K requires the following adjustments to the amounts reported in the “Total” column of the SCT. The adjustments made to determine the CAP to the non-PEO NEOs are of the same nature as described in footnotes (2)(i)-(vii) above for the PEO and are as follows:

	2023	2022	2021	2020
Average SCT total	$1,494,700	$1,268,100	$1,293,100	$1,043,100

Less stock awards per SCT(i)	(425,000)	(350,000)	(250,000)	(300,000)
Equity award adjustments(ii):
Year end fair value of equity awards granted in the year and unvested at year end(iii)	367,610	366,525	311,351	—
Year over year change in fair value of outstanding and unvested equity awards(iv)	(136,437)	(83,424)	359,680	70,480
Fair value as of vesting date of equity awards granted and vested in the year(v)	—	—	—	300,000
Year over year change in fair value of equity awards granted in prior years that vested in the year(vi)	(38,632)	(3,777)	—	—
Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation(vii)	58,287	111,207	219,266	96,000

Average CAP to the non-PEO NEOs	$1,320,528	$1,308,631	$1,933,397	$1,209,580

Compensation Actually Paid vs. Total Shareholder Return
The following graph compares the change in CAP to the PEO and non-PEO NEOs, with the Company’s TSR, and the TSR for the R2000 A&C Index for the four-year period ended December 31, 2023. The R2000 A&C Index is comprised of the Asset Managers & Custodians sub-sector of the Russell 2000 Index. The Company uses the R2000 A&C Index as its peer group comparison because it believes that index is the most relevant, comparable index available.
The change in CAP includes the change in the total value of all outstanding unvested equity awards held by the PEO and non-PEO NEOs. Due to the large amount of unvested equity awards held by the PEO, the annual change in CAP to PEO may be more volatile than the other measures shown in the graph above.

Compensation Actually Paid vs. Net Income
Analysis of Information Presented in the Pay Versus Performance Table

As described in greater detail above under the heading “Compensation Discussion and Analysis”, the Company’s executive compensation program reflects a variable pay for performance philosophy. While the Company considers several performance indicators to align executive compensation with its performance, not all of those performance indicators are presented in the “Pay Versus Performance” Table. The Company does not specifically align its performance measures with CAP, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the “Pay Versus Performance” Table.

The Company determines NEO compensation, in part, based on its core operating results. It believes that adjusted net operating income (its CSM) provides the most relevant and meaningful information regarding its core operating results. Adjusted net operating income is a non-GAAP financial measure. See the “Annex – Reconciliation of Non-GAAP Financial Measures” section of the Annual Letter to Shareholders included with this Proxy Statement. The following graph compares the change in CAP to the PEO and non-PEO NEOs with the Company’s net income and its adjusted net operating income for the four-year period ended December 31, 2023.
The above table includes the change in the total value of all outstanding unvested equity awards held by the PEO and non-PEO NEOs. Due to the large amount of unvested equity awards held by the PEO, the annual change in CAP to the PEO may be more volatile that the other measures shown in the graph above.

Tabular List, Table

Performance Measure
Adjusted net operating income
Adjusted operating profit margin
Adjusted diluted earnings per share
Long-term investment performance

Total Shareholder Return Amount	$ 156	168	167	115
Peer Group Total Shareholder Return Amount	182	132	170	134
Net Income (Loss)	$ 43,085,548	$ 36,870,762	$ 75,589,539	$ 38,165,138
Company Selected Measure Amount	41,434,000	60,352,296	83,680,496	47,974,867
PEO Name	Ms. Brilliant
Additional 402(v) Disclosure	Cumulative total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s stock price at the end and the beginning of the measurement period by the Company’s stock price at the beginning of the measurement period.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted net operating income
Non-GAAP Measure Description	The company-selected measure (“CSM”) is adjusted net operating income, which adjusts net operating income, as calculated in accordance with GAAP, for the impact of market movements on the deferred compensation liability and related economic hedges, and the impact of the Consolidated Funds. Adjusted net operating income is a non-GAAP financial measure. The Company believes this measure and other non-GAAP financial measures provide relevant and meaningful information to investors about its core operating results. See the “Annex – Reconciliation of Non-GAAP Financial Measures” section of the Annual Letter to Shareholders included with this Proxy Statement. While the Company uses several financial and non-financial performance measures for the purpose of evaluating its executive compensation programs, it has determined that adjusted net operating income is the financial performance measure that represents the most important performance measure used by it to link CAP to the NEOs, for the most recently completed year, to the Company’s performance.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted operating profit margin
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted diluted earnings per share
Measure:: 4
Pay vs Performance Disclosure
Name	Long-term investment performance
PEO | Stock Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (750,000)	$ (1,650,000)	$ (1,300,000)	$ (380,000)
PEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	648,782	785,225	373,504	0
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(488,761)	(211,729)	976,486	191,344
PEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	900,000	1,000,000	380,000
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(42,474)	(4,525)	0	0
PEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	177,555	273,309	541,843	260,628
Non-PEO NEO | Stock Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(425,000)	(350,000)	(250,000)	(300,000)
Non-PEO NEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	367,610	366,525	311,351	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(136,437)	(83,424)	359,680	70,480
Non-PEO NEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	300,000
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(38,632)	(3,777)	0	0
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 58,287	$ 111,207	$ 219,266	$ 96,000